Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS CROCI® U.S. VIP

	Shares	Value ($)
Common Stocks 99.2%
Communication Services 4.3%
Entertainment 2.2%
Viacom, Inc. "B"	129,355	3,108,401
Media 2.1%
CBS Corp. "B"	76,907	3,104,735
Consumer Discretionary 5.3%
Auto Components 2.7%
BorgWarner, Inc.	106,625	3,911,005
Distributors 2.6%
Genuine Parts Co.	37,730	3,757,531
Consumer Staples 2.1%
Tobacco
Altria Group, Inc.	73,506	3,006,395
Energy 4.9%
Oil, Gas & Consumable Fuels
Cabot Oil & Gas Corp.	202,271	3,553,901
Phillips 66	34,204	3,502,490
		7,056,391
Financials 38.2%
Banks 25.7%
Bank of America Corp.	126,137	3,679,416
BB&T Corp.	73,220	3,907,751
Citigroup, Inc.	53,196	3,674,780
Comerica, Inc.	55,744	3,678,547
Huntington Bancshares, Inc.	263,117	3,754,680
JPMorgan Chase & Co.	31,364	3,691,229
M&T Bank Corp.	23,018	3,636,153
U.S. Bancorp.	64,875	3,590,183
Wells Fargo & Co.	75,767	3,821,687
Zions Bancorp. NA	83,925	3,736,341
		37,170,767
Capital Markets 5.2%
Bank of New York Mellon Corp.	79,965	3,615,218
State Street Corp.	66,487	3,935,365
		7,550,583
Consumer Finance 7.3%
Capital One Financial Corp.	39,362	3,581,155
Discover Financial Services	42,149	3,417,862
Synchrony Financial	101,286	3,452,840
		10,451,857
Health Care 14.1%
Biotechnology 9.3%
Biogen., Inc.*	14,550	3,387,531
Celgene Corp.*	35,624	3,537,463
Gilead Sciences, Inc.	52,993	3,358,697
Regeneron Pharmaceuticals, Inc.*	11,302	3,135,175
		13,418,866
Pharmaceuticals 4.8%
Bristol-Myers Squibb Co.	71,495	3,625,511
Merck & Co., Inc.	39,248	3,303,897
		6,929,408
Industrials 9.9%
Electrical Equipment 2.5%
Eaton Corp. PLC	43,195	3,591,664
Machinery 5.1%
Cummins, Inc.	23,076	3,753,773
PACCAR, Inc.	52,368	3,666,284
		7,420,057
Professional Services 2.3%
ManpowerGroup, Inc.	39,778	3,350,899
Information Technology 5.0%
IT Services 2.3%
Cognizant Technology Solutions Corp. "A"	54,808	3,303,004
Technology Hardware, Storage & Peripherals 2.7%
Hewlett Packard Enterprise Co.	261,095	3,960,811
Materials 8.0%
Chemicals 5.6%
Eastman Chemical Co.	52,312	3,862,195
LyondellBasell Industries NV "A"	46,510	4,161,250
		8,023,445
Metals & Mining 2.4%
Nucor Corp.	68,539	3,489,320
Utilities 7.4%
Electric Utilities 5.0%
Exelon Corp.	74,923	3,619,530
PPL Corp.	115,308	3,631,049
		7,250,579
Multi-Utilities 2.4%
DTE Energy Co.	26,168	3,479,297
Total Common Stocks (Cost $142,914,903)		143,335,015
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 1.96% (a) (Cost $867,458)	867,458	867,458
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $143,782,361)	99.8	144,202,473
Other Assets and Liabilities, Net	0.2	243,048
Net Assets	100.0	144,445,521

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 1.96% (a)
3,576,006	7,369,225	10,077,773	—	—	24,715	—	867,458	867,458

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$143,335,015	$—	$—	$143,335,015
Short-Term Investments	867,458	—	—	867,458
Total	$144,202,473	$—	$—	$144,202,473

(b)	See Investment Portfolio for additional detailed categorizations.